Income tax expense (Tables)	12 Months Ended
Dec. 31, 2018
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Major Components of Income Tax Expense

The major components of income tax expense for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
	(Thousands of yen)
Current income tax expense	(1,846,584)	(926,999)	(466,669)
Deferred tax benefit
Origination and reversal of temporary differences	487,306	288,019	67,921
Previously unrecognized temporary differences	—	—	70,180
Changes in tax rates	8,568	32	18,558

Total deferred tax benefit	495,874	288,051	156,659

Total income tax expense	(1,350,710)	(638,948)	(310,010)

Reconciliations of Tax Expense and Accounting Profit Multiplied by Japan's Statutory Effective Domestic Tax Rates

Reconciliations of tax expense and the accounting profit multiplied by Japan’s statutory effective domestic tax rates for 2018, 2017 and 2016 are as follows:

	NOTE	2018	2017	2016
Japanese statutory income tax rate		30.86%	30.86%	33.06%
Effects of non-deductible expense for tax purpose		1.09%	2.09%	3.56%
Changes in unrecognized deferred tax assets	(i)	65.77%	3.60%	(4.91%)
Effects on changes in tax rates	(ii)	0.51%	0.00%	2.09%
Effects of different tax rates of subsidiary in the U.S.	(iii)	(7.69%)	(0.17%)	(0.80%)
Non-deductible officers compensation		1.58%	1.13%	0.85%
Tax credit for salary growth	(iv)	(8.76%)	(4.14%)	—
Other		(2.53%)	2.45%	1.07%

Effective income tax rate		80.83%	35.82%	34.92%

(i)

Changes in unrecognized deferred tax assets in 2018 are due to temporary differences for which no deferred tax assets have been recognized as it is not probable that taxable profit will be available against which such deductible temporary differences can be utilized. These temporary differences were primarily created by impairment losses on property, plant, and equipment (¥1,166,862 thousand in gross, ¥403,501 thousand tax-effected), provisions for onerous lease contracts (¥963,538 thousand in gross, ¥333,192 thousand tax-effected), and increase in net operating losses (¥960,914 thousand in gross, ¥332,284 thousand tax-effected) at the US subsidiary level.

Changes in unrecognized deferred tax assets in 2017 is primarily due to an increase in unrecognized tax losses and temporary differences related to the US subsidiary, from which no deferred tax assets have been recognized as it is not probable that taxable profit will be available against which such deductible temporary differences can be utilized. Changes in unrecognized deferred tax assets in 2016 is primarily due to recognition of deferred tax assets relating to previously unrecognized various temporary differences of ¥70,180 thousand.

(ii)

The Japanese statutory effective tax rate decreased from 30.86% to 30.62% effective from the taxable year starting on April 1, 2018, which resulted in a decrease in the Company’s deferred tax assets in 2018.

The Japanese statutory effective tax rate for 2017 changed from 2016 due to the revisions of Japanese Tax Act.

(iii)

Effects of different tax rates of the subsidiary in the U.S. is the impact of the rate differences between the US and Japan which relates to the changes in unrecognized deferred tax assets in the above table (30.86% for Japan and 34.58% for the United States in 2018). In 2018 the impact is primarily due to a relative increase in deductible temporary differences including impairment losses on property, plant, and equipment, provisions for onerous lease contracts, and net operating losses at the US subsidiary level. No income taxes were payable in the U.S. by the subsidiary for 2018.

(iv)

The Company may claim a tax credit in Japan based on current year’s increase in its employees’ salary and wages when certain requirements are met. The increase in the credit in 2018 is driven by its favorable operating results, which resulted in an increase in the Japanese corporate tax allowing more tax credits to be taken.

Major Deferred Tax Assets (Liabilities) Recognized and Movements Thereon

The following are the major deferred tax assets (liabilities) recognized and movements thereon during the current and prior years:

	As of December 31,
	2018	2017
	(Thousands of yen)
Deferred tax assets:
Accrued enterprise tax	85,180	45,342
Impairment loss on property, plant and equipment	47,293	14,322
Depreciation	36,097	8,462
Niku (Beef) Money deposit liability	374,545	184,285
Deferred revenue from area franchisees	11,604	13,907
Deferred revenue on customer loyalty programs	336,780	200,915
Annual leave obligation	97,579	41,070
Share based payments	4,269	8,985
Asset retirement obligations	43,359	28,306
Unrealized losses on financial assets measured at FVTOCI	690	—
Other	28,000	18,269

Total	1,065,396	563,863

Deferred tax liabilities:
Unrealized gains on available-for-sale securities	—	(509)
Other	(7,535)	(2,566)

Total	(7,535)	(3,075)

Deferred tax assets, net	1,057,861	560,788

	Year ended December 31,
	2018	2017
	(Thousands of yen)
As of January 1, net	560,788	274,062
Charge to profit or loss	495,874	288,051
Charge (credit) to other comprehensive income	1,199	(1,325)

As of December 31, net	1,057,861	560,788